Income taxes - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023
Income taxes paid (refund) [abstract]
Effective tax rate that most jurisdictions are above	15.00%
Current tax related to Pillar Two income taxes	$ 3.7	$ 0.0	$ 0.0
Unremitted earnings from foreign subsidiaries	$ 495.4	419.8
Normal course issuer bid purchase of subordinate voting shares		$ (140.2)	$ (26.7)
Purchase of subordinate voting shares (in shares)	0	7,855,007	1,103,102
Tax on normal course issuer bid purchase of subordinate voting shares in fiscal 2024	$ 0.6